SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Exchange Rates And Linkage Bases) (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Exchange Rate [Line Items]
Israeli CPI Points	103.6	100.9	97.8
Israeli Consumer Price Index Points Change In Period	2.7	3.3	3
U.S. Dollar To NIS [Member]
Exchange Rate [Line Items]
Exchange rate	3.19	3.647	3.627
Foreign Currency Exchange Rate Translation Change In Period	(12.50%)	0.60%	3.10%